Nota 18 - Intangible assets. Impairment test hypotheses CGU Goodwill in the United States Mexico and Turkey (Details)		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
United States [Member]
Disclosure Of Impairment Test Hypotheses Line Items
Description Of Discount Rates Applied To Cash Flow Projections	[1]	10.30%	10.00%	10.50%
Description Of Growth Rate Used To Extrapolate Cash Flow Projections		3.00%	3.50%	4.00%
Mexico Member [Member]
Disclosure Of Impairment Test Hypotheses Line Items
Description Of Discount Rates Applied To Cash Flow Projections	[1]	15.30%	14.80%	14.80%
Description Of Growth Rate Used To Extrapolate Cash Flow Projections		5.70%	5.90%	5.60%
Turkey [Member]
Disclosure Of Impairment Test Hypotheses Line Items
Description Of Discount Rates Applied To Cash Flow Projections	[1]	21.00%	17.40%	24.30%
Description Of Growth Rate Used To Extrapolate Cash Flow Projections		7.00%	7.00%	7.00%

[1]	(*) Post-tax discount rates.